Income Taxes - Tax Effects of Temporary Differences Rise to Significant Portions of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Aug. 25, 2017	Aug. 26, 2016
Deferred tax assets:
Accruals and allowances	$ 2,243	$ 2,094
Share-based compensation	9,258	9,186
Research and other tax credits carryforwards	925	522
Property and equipment	1,901	838
Net operating loss carryforwards	33,417	33,520
Deferred tax assets	47,744	46,160
Valuation allowance	(45,534)	(43,644)
Deferred tax assets after valuation allowance	2,210	2,516
Deferred tax liabilities:
Purchase accounting intangibles	(1,598)	(4,160)
Net deferred tax liabilities	(1,598)	(4,160)
Net deferred tax assets	$ 612
Net deferred tax (liabilities)		$ (1,644)